Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Jul. 24, 2013 Common Stock [Member]	Jul. 24, 2013 Common Stock [Member]	Jul. 24, 2013 Units [Member]	Jul. 24, 2013 Units [Member]	Dec. 31, 2013 Units [Member]	Jul. 24, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Jul. 31, 2013 Series A Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Jul. 24, 2013 Series B Preferred Stock [Member]	May 12, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in total Units						20,000,000	20,000,000				20,000,000	16,754,822			20,000,000
Warrants exercisable price		$ 0.25	$ 0.15	$ 0.20	$ 0.20						$ 0.15		$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.50		$ 0.50
Number of units issued								20,000,000		16,754,822								400,000
Number of warrants issued	64,983,988																20,000,000
Sale and issuance of Units									20,000,000
Maturity term											5 years
Expiry date of warrants	Sep. 30, 2016													Oct. 24, 2013		Jan. 31, 2013			Jul. 31, 2013
Number of warrants issued														20,000,000